SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Schedule of the Company's share-based compensation expense by types of award
	2012	2013	2014
	$	$	$
Share options	2,163,693	2,756,308	1,784,501
Restricted shares	3,835,734	2,911,538	2,615,228
Total share-based compensation expense	5,999,427	5,667,846	4,399,729

Summary of restricted share activity

		Weighted
	Number of shares	average grant date fair value
Non-vested at January 1, 2014	38,183,882	$0.19
Granted	13,030,950	$0.21
Vested	(10,533,125)	$0.27
Forfeited	(7,174,483)	$0.25
Nonvested at December 31, 2014	33,507,224	$0.16

Summary of share option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Options	Price	Term	Value
Options outstanding at December 31,2013	129,085,735	$0.19	3.58
Granted	36,897,900	$0.23
Exercised	(14,548,400)	$0.10
Forfeited	(22,425,123)	$0.23
Options outstanding at December 31, 2014	129,010,112	$0.20	3.13	6,446,660
Options vested or expected to vest at December 31, 2014	112,923,444	$0.21	3.00	6,023,138
Options exercisable at December 31, 2014	48,642,143	$0.28	2.11	2,541,018

Schedule of weighted average assumptions used to calculate the grant date fair value of share options
	2012	2013	2014
Risk free rate of return	0.32%	0.39%	0.80%
Expected term	3.50	3.50	3.50
Volatility ratio	74.78%	74.51%	79.26%
Dividend yield	—	—	—